Inventory (Tables)	6 Months Ended
Feb. 28, 2022
Schedule of Inventory

	February 28, 2022	August 31, 2021
Stockpiled ore	$1,309	$712
In-circuit	213	350
Finished Goods	112	-
Supplies	191	117
Total Inventory	$1,825	$1,179